Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Current assets
Cash	$ 2,530,966	$ 19,659,787	$ 6,810,418
Restricted cash	301,247	2,340,000
Accounts receivable, net	144,259	1,120,562	2,579,475
Prepaid expenses and deposits, current, net	1,357,025	10,540,963	371,143
Investment at fair value	44,268	343,862	343,862
Total current assets	4,377,765	34,005,174	10,104,898
Non-current assets
Property and equipment, net	51,895	403,107	36,511
Intangible assets, net	2,418,626	18,787,163	15,336,589
Operating lease right-of-use assets	201,336	1,563,916	2,957,515
Prepaid expenses and deposits, non-current, net	456,512	3,546,051	431,972
Deferred initial public offering (“IPO”) costs			4,984,334
Total non-current assets	3,128,369	24,300,237	23,746,921
Total assets	7,506,134	58,305,411	33,851,819
Current liabilities
Accrued expenses and other current liabilities	324,529	2,520,843	1,782,265
Bank borrowings, current	516,504	4,012,047	3,863,852
Contract liabilities, current	1,116,089	8,669,448	4,619,690
Operating lease liabilities, current	185,469	1,440,666	1,392,826
Tax payable	12,025	93,409	217,478
Total current liabilities	2,194,024	17,042,523	12,182,221
Non-current liabilities
Contract liabilities, non-current	13,481	104,714
Bank borrowings, non-current	263,609	2,047,639	6,062,904
Operating lease liabilities, non-current	15,867	123,249	1,570,307
Deferred tax liabilities	395,833	3,074,714	2,292,955
Total non-current liabilities	688,790	5,350,316	9,926,166
Total liabilities	2,882,814	22,392,839	22,108,387
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity
Ordinary shares, authorized to issue an unlimited number of Ordinary Shares of no par value, 11,585,000 and 13,251,667 shares issued and outstanding as of December 31, 2023 and 2024	500	3,900	3,900
Additional paid-in capital	5,950,729	46,418,547	2,042,379
Retained earnings (accumulated deficit)	(1,350,016)	(10,432,447)	9,778,545
Accumulated other comprehensive loss	22,107	(77,428)	(81,392)
Total shareholders’ equity	4,623,320	35,912,572	11,743,432
Total liabilities and shareholders’ equity	7,506,134	58,305,411	33,851,819
Related Party [Member]
Current liabilities
Amounts due to a related party	$ 39,408	$ 306,110	$ 306,110